Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Other Liabilities Disclosure [Abstract]
Customer prepayments and deposits	$ 4,346	$ 3,115
Foreign exchange contract liabilities	74
Total other liabilities, current	4,420	3,115
Other payables, net of current portion	2,079	3,454
Asset retirement obligations	866	921
Foreign exchange contract liabilities		12
Pension liability	3,423	7,975
Total other liabilities, long-term	6,368	12,362
Other liabilities	$ 10,788	$ 15,477